Summary of Significant Accounting Policies (Reorganization and Exchange Offers) (Details) £ in Millions, $ in Millions		Oct. 26, 2015 GBP (£)	Oct. 26, 2015 USD ($)	Sep. 21, 2015 USD ($)	Dec. 31, 2015 USD ($)	Oct. 26, 2015 USD ($)	Oct. 19, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Conversion [Abstract]
Private offers to exchange certain outstanding debt for new notes				$ 30,000
Increase exchange offers of certain outstanding debt for new notes							$ 6,000
Outstanding notes being tendered for exchange and settled			$ 36,000
Outstanding principal					$ 36,000	$ 31,000
Premium					4,500	5,000
Short-term borrowings					49,892			$ 70,425
0.964% six months notes due in 2016
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 15,268
Outstanding principal						15,300
Debt conversion, converted instrument, rate		0.964%	0.964%
Debt Conversion Converted Instrument Expiration Or Due Month and Year		Apr. 30, 2016	Apr. 30, 2016
1.363% six months notes due in 2016
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled | £		£ 778
Outstanding principal | £		£ 800
Debt conversion, converted instrument, rate		1.363%	1.363%
Debt Conversion Converted Instrument Expiration Or Due Month and Year		Apr. 30, 2016	Apr. 30, 2016
2.342% notes due in 2020
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 6,107
Outstanding principal						6,100
Debt conversion, converted instrument, rate		2.342%	2.342%
Debt Conversion Converted Instrument Expiration Or Due Date Year		2020	2020
3.373% notes due in 2025
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 1,979
Outstanding principal						2,000
Debt conversion, converted instrument, rate		3.373%	3.373%
Debt Conversion Converted Instrument Expiration Or Due Date Year		2025	2025
4.418% notes due in 2035
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 11,465
Outstanding principal						11,500
Debt conversion, converted instrument, rate		4.418%	4.418%
Debt Conversion Converted Instrument Expiration Or Due Date Year		2035	2035
Six Months Notes
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 16,160
Short-term borrowings						$ 1,297
GE Capital
Debt Conversion [Abstract]
Short-term borrowings	[1]				$ 48,650			$ 67,416

[1]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. At December 31, 2015, this amounted to $17,649 million in short-term borrowings and $67,465 million in long-term borrowings. See Note 10 for additional information.